Commitment and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

17	Commitment and Contingencies

For the details on future minimum lease payment under the non-cancelable operating leases as of December 31, 2024, please refer to Note 8 set forth in the Notes to the Consolidated Financial Statements.

As of December 31, 2023 and 2024, the Company did not have any capital commitments and contingencies.